CASH, CASH EQUIVALENTS AND BANK DEPOSITS	12 Months Ended
Dec. 31, 2019
CASH, CASH EQUIVALENTS AND BANK DEPOSITS
CASH, CASH EQUIVALENTS AND BANK DEPOSITS

NOTE 5 - CASH, CASH EQUIVALENTS AND BANK DEPOSITS:

a.    Cash and cash equivalents

	December 31,
	2019	2018
	U.S. dollars in thousands
Cash in bank	6,471	7,736
Short-term bank deposits	22,552	21,269
	29,023	29,005

The carrying amounts of the cash and cash equivalents approximate their fair values.

b.    Bank deposits

The bank deposits include deposits invested for terms of three months to one year and bear interest at an average annual rate of 2.07%.